DEBT FORGIVENESS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Gain on accounts payable forgiveness	$ 0	$ 352,008